American Century Quantitative Equity Funds Prospectus | AC ALTERNATIVES EMERGING OPPORTUNITIES TOTAL RETURN FUND

American Century Quantitative Equity Funds, Inc. Prospectus Supplement AC Alternatives Emerging Opportunities Total Return Fund
Supplement dated August 1, 2018 ■ Prospectus dated March 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Quantitative Equity Funds Prospectus - AC ALTERNATIVES EMERGING OPPORTUNITIES TOTAL RETURN FUND		Investor Class	I CLASS	Y CLASS	A Class	R Class	R5 Class	R6 Class
Management Fees (as a percentage of Assets)	[1]	0.98%	0.88%	0.78%	0.98%	0.98%	0.78%	0.73%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.99%	0.89%	0.79%	1.24%	1.49%	0.79%	0.74%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.

Expense Example - American Century Quantitative Equity Funds Prospectus - AC ALTERNATIVES EMERGING OPPORTUNITIES TOTAL RETURN FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	101	316	548	1,213
I CLASS	91	284	494	1,096
Y CLASS	81	253	439	978
A Class	571	826	1,101	1,882
R Class	152	472	814	1,778
R5 Class	81	253	439	978
R6 Class	76	237	412	919